Pension and Other Postretirement Plans 401(k) Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Emplyer matching contributions during the period	$ 180	$ 148	$ 117
Number of shares of common stock held by the plan trustee for plan participants (in shares)	8
Approximate number of shares of common stock reserved for issuance under the 401(k) plan (in shares)	34
Aetna 401(K) [Member]
Defined Contribution Pension And Other Postretirement Plans Employee Deferral Percentage Maximum Eligible For Employer Match	6.00%
100 percent match [Member] | Aetna 401(K) [Member]
Employer match percentage on annual eligible employee earnings (in hundredths)	100.00%
100 percent match [Member] | Coventry 401(K) [Member]
Employer match percentage on annual eligible employee earnings (in hundredths)		100.00%
50 percent match [Member] | Coventry 401(K) [Member]
Employer match percentage on annual eligible employee earnings (in hundredths)		50.00%
Defined Contribution Pension And Other Postretirement Plans Employee Deferral Percentage Maximum Eligible For Employer Match		3.00%